5. ACCOUNTS RECEIVABLE	24 Months Ended
Dec. 31, 2020
Notes
5. ACCOUNTS RECEIVABLE	5. ACCOUNTS RECEIVABLE The Company’s accounts receivable consists of the following:
	December 31, 2020	December 31, 2019
	$	$
Trade receivables	9,800	12,375
GST receivable	2,128	3,099
	11,928	15,474